SCHEDULE OF SHORT-TERM BANK DEBT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Secured short-term loans	$ 7,792,125	$ 6,210,176
Total short-term bank loans	$ 7,792,125	$ 6,210,176